DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Due From Related Parties [Abstract]
Disclosure of detailed information about Related Party transactions Text block [Text Block]

	2018	2017
	US$’000	US$’000
Due from related parties (Note 5)
- non-interest bearing - trade	-	22
- interest bearing - non-trade	-	15,215
Due from joint ventures (Note 5)
- non-interest bearing - non-trade	4,300	2,597
- interest bearing - non-trade	9,216	26,888
	13,516	44,722
Included in assets of a disposal group held for sale (Note 39)	-	(17,724)
	13,516	26,998